Other (Income) Expense	12 Months Ended
Dec. 31, 2020
Other Nonoperating Income (Expense) [Abstract]
Other (Income) Expense	Other (Income) Expense

The components of other (income) expense were as follows:

	Year Ended December 31
	2020	2019	2018
Loss (gain) on sales of assets and businesses	$—	$(5.0)	$(1.9)
Restructuring charges (See Note E)	7.6	8.1	7.8
Currency loss	2.4	3.0	.8
(Gain) loss from diversified investments associated with Executive Stock Unit Program (See Note L)	(6.0)	(7.2)	1.9
COVID-19 government subsidies [1]	(21.4)	—	—
Non-service pension (income) expense (See Note M)	(1.1)	1.8	(1.3)
Other income	(3.9)	(4.3)	(6.5)
	$(22.4)	$(3.6)	$.8
[1] This represents government subsidies primarily from our international locations, which do not contain material restrictions on our operations, sources of funding or otherwise. In the U.S., we are deferring our payment of employer's Social Security match into 2021 and 2022 as discussed in Note I.